CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
NET LOSS	$ (3,399)	$ (2,752)	$ (3,425)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Defined benefit pension plan adjustment	(11)	76	14
Foreign currency translation adjustment	(129)	(190)	203
Unrealized holding gain (loss) on investment in securities	(1,453)	620	(124)
Reclassification adjustment for loss included in net income	(76)		97
Other			(10)
Other comprehensive income (loss)	(1,669)	506	180
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (5,068)	$ (2,246)	$ (3,245)